Consolidated Statements Of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Revenues, net from related parties	$ 31,885	$ 29,203	$ 31,796
Technical and operating charges from related parties	5,040	3,971	(2,043)
Selling, general and administrative charges from related parties	$ 57,004	$ 100,230	$ 87,239